Property, plant and equipment - Sensitivity of gas assets (Details) £ in Millions	12 Months Ended
Mar. 31, 2020 GBP (£)
UK Regulated
Disclosure of operating segments [line items]
UELs limited to 2050, impact on depreciation expense	£ 37
UELs limited to 2060, impact on depreciation expense	13
UELs limited to 2070, impact on depreciation expense	0
US Regulated
Disclosure of operating segments [line items]
UELs limited to 2050, impact on depreciation expense	151
UELs limited to 2060, impact on depreciation expense	66
UELs limited to 2070, impact on depreciation expense	£ 26